UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number: 028-14170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   October 19,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  212,032



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101     18510  606500 SH       SOLE                  606500
BAKER HUGHES INC           COM             057224107     20942  453778 SH       SOLE                  453778
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     20065 3294700 SH       SOLE                 3294700
BP PLC-SPONS ADR           SPONSORED ADR   055622104     55559 1540323 SH       SOLE                 1540323
CONOCOPHILLIPS             COM             20825C104       823   13000 SH       SOLE                   13000
BALTIC TRADING LIMITED	   COM		   Y0553W103	  1418  304856 SH	SOLE			1418
HESS CORP                  COM             42809H107     41354  788300 SH       SOLE                  788300
DENBURY RESOURCES INC      COM NEW         247916208     41640 3620874 SH       SOLE                 3620874
CAMERON INTERNATIONAL CORP COM             13342B105     11436  275300 SH       SOLE                  275300
CRUDE CARRIERS CORP   	   COM             Y1820X106       285   29610 SH       SOLE                   29610